Provisions for Sundry Creditors - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure of other provisions [abstract]
Discount rate used in nation	12.00%
Discount rate used on foreign currency	11.00%
Decrease in provision	$ 6,770,200